Revenue from Services Provided	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue from Services Provided
16.
Revenue from services provided

The Group revenue derives mainly from the transfer of services rendered and fees charged as services are provided, therefore, mostly recognized over time. Disaggregation of revenue by major product lines are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Subscriptions	257,745	239,747	208,990
Taxes on subscriptions	(22,830)	(22,089)	(19,369)
Subscription revenue	234,915	217,658	189,621
Services provided	5,971	9,541	11,771
Taxes on services	(369)	(538)	(559)
Services revenue	5,602	9,003	11,212
Total revenue	240,517	226,661	200,833

The table below presents the changes in deferred revenue for the years ended December 31, 2025 and 2024:

	2025	2024
Opening balance on January 1	54,738	42,532
Additions	42,759	57,296
Recognition of deferred revenue	(49,282)	(40,257)
Exchange differences and other adjustments	7,459	(4,833)
Closing balance on December 31	55,674	54,738

During the year ended December 31, 2025, the Company recognized US$29,891 of revenue that was included in the contract liability balance at the beginning of the year.